Nature of business, basis of presentation and summary of significant accounting policies (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash and Cash Equivalents, at Carrying Value [Abstract]
Cash in bank	$ 846	$ 775
Money market funds
Cash and cash equivalents	$ 846	$ 775	$ 945